UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22131

MILLER INVESTMENT TRUST

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA 02481

(Address of principal executive offices) (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: October 31

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1. Proxy Voting Record:

Miller Convertible Bond Fund

Miller Convertible Bond Fund did not vote any proxies during the annual period ended June 30, 2015.

Miller Convertible Plus Fund

Miller Convertible Plus Fund did not vote any proxies during the annual period ended June 30, 2015.

Miller Intermediate Bond Fund

Miller Intermediate Bond Fund did not vote any proxies during the annual period ended June 30, 2015.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MILLER INVESTMENT TRUST

By (Signature and Title)*	/s/ Greg Miller
Greg Miller, President and Treasurer
Date: 7/16/2015

* Print the name and title of each signing officer under his or her signature.